Income Tax and Social Contribution (Details) - Schedule of Rollforward - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Rollforward [Abstract]
At the beginning of the year	R$ 6	R$ 45	R$ (82)
Benefits (expenses) in the year	162	(40)	127
Income tax effect	3	1
At the end of the year	R$ 171	R$ 6	R$ 45